LEASES	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
LEASES
LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet; the Company recognizes lease expense ($4 million in the three months ended March 31, 2019) for these leases on a straight-line basis over the lease term.
For the three months ended March 31, 2019, the Company incurred operating lease expenses of $39 million.
At March 31, 2019, the Company has recorded approximately $454 million of a right-of-use asset and $453 million of lease liability included in Other Assets and Other Liabilities, respectively.
During the three months ended March 31, 2019, leased assets obtained in exchange for operating lease obligations were $18 million. The operating cash outflow for amounts included in the measurement of operating lease obligations was $40 million.
At March 31, 2019, the weighted average remaining lease term and weighted average discount rate for operating leases were 6.8 years and 3.2%.
Future minimum lease payments repayments under non-cancellable leases as of March 31, 2019 were as follows:

Operating Leases	($ million)
2019 (excluding the three months ended March 2019)	$106
2020	110
2021	75
2022	52
2023	41
2024 and thereafter	130
Total future minimum lease payments	$514
Less: Interest	(61)
Total	$453

Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2019	$148
2020	165
2021	100
2022	37
2023 and thereafter	17
Total undiscounted lease payments	$467